1(212) 318-6275

rachaelschwartz@paulhastings.com

August 29, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: The Daily Income Fund (the “Trust”)

Ladies and Gentlemen:

Transmitted herewith for filing is a Pre-Effective Amendment to the Registration Statement on Form N-14 for the above referenced Trust. This Registration Statement is being filed in connection with the proposed reorganization of the Value Line U.S. Government Money Market Fund, Inc. into the Daily Income Fund.

The filing has been marked to show changes made since the filing of the Fund’s Registration Statement on Form N-14 on June 25, 2012 (SEC Accession No. 0001193125-12-281891).

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP

Paul Hastings LLP  |  75 East 55th Street  |  New York, NY 10022

t: +1.212.318.6000  |  www.paulhastings.com